General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2026
General and Administrative Expenses
Schedule of general and administrative expenses
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Salaries and benefits	$999	$455	$3,343	$2,281
Office and miscellaneous	303	697	1,261	1,623
Professional fees	220	312	1,109	739
Management and consulting fees	141	122	407	470
Investor relations	128	60	441	286
Regulatory and compliance fees	65	45	262	147
Directors’ fees	74	49	244	135
Travel and promotion	74	47	168	126
Depreciation	41	45	124	121
	$2,045	$1,832	$7,359	$5,928